Balanced Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (65.1%)
Communication Services (5.7%)
Alphabet Inc. Class A	497,756	76,973
Meta Platforms Inc. Class A	93,153	53,690
* Netflix Inc.	34,806	32,458
T-Mobile US Inc.	120,480	32,133
		195,254
Consumer Discretionary (8.1%)
* Amazon.com Inc.	552,955	105,205
* O'Reilly Automotive Inc.	21,595	30,937
McDonald's Corp.	95,554	29,848
TJX Cos. Inc.	211,312	25,738
Starbucks Corp.	209,509	20,551
Marriott International Inc. Class A	83,660	19,928
Tractor Supply Co.	349,483	19,256
* Tesla Inc.	59,257	15,357
Home Depot Inc.	21,592	7,913
		274,733
Consumer Staples (3.5%)
Coca-Cola Co.	434,302	31,105
Unilever plc (XLON)	520,291	31,044
Philip Morris International Inc.	187,427	29,750
Procter & Gamble Co.	103,220	17,591
British American Tobacco plc	268,366	11,009
		120,499
Energy (3.2%)
Exxon Mobil Corp.	294,175	34,986
Targa Resources Corp.	112,074	22,468
Williams Cos. Inc.	375,465	22,438
Marathon Petroleum Corp.	106,550	15,523
EQT Corp.	243,867	13,030
		108,445
Financials (9.8%)
Wells Fargo & Co.	897,951	64,464
JPMorgan Chase & Co.	163,018	39,988
Mastercard Inc. Class A	67,167	36,816
American Express Co.	120,016	32,290
S&P Global Inc.	62,083	31,544
Nasdaq Inc.	405,211	30,739
Charles Schwab Corp.	335,963	26,299
Arthur J Gallagher & Co.	60,545	20,903
Bank of America Corp.	437,636	18,263
KKR & Co. Inc.	141,138	16,317
Progressive Corp.	37,139	10,511
Morgan Stanley	60,560	7,065
		335,199
Health Care (7.2%)
UnitedHealth Group Inc.	92,708	48,556
Eli Lilly & Co.	48,082	39,711
Haleon plc	6,351,748	32,077
Abbott Laboratories	240,985	31,967
Merck & Co. Inc.	306,437	27,506
AstraZeneca plc ADR	362,458	26,641
Gilead Sciences Inc.	199,239	22,325
HCA Healthcare Inc.	45,681	15,785
		244,568
Industrials (4.7%)
Republic Services Inc.	146,595	35,499
* Uber Technologies Inc.	389,154	28,354

Balanced Portfolio
				Shares	Market Value ($000)
	Parker-Hannifin Corp.			45,375	27,581
	Deere & Co.			47,041	22,079
*	Boeing Co.			123,791	21,113
	Johnson Controls International plc			188,033	15,063
	PACCAR Inc.			109,062	10,619
					160,308
Information Technology (18.4%)
	Microsoft Corp.			382,752	143,681
	Apple Inc.			642,129	142,636
	NVIDIA Corp.			1,091,960	118,347
	Broadcom Inc.			291,375	48,785
	Intuit Inc.			48,741	29,927
	Texas Instruments Inc.			154,492	27,762
	Salesforce Inc.			97,851	26,259
	Jabil Inc.			121,010	16,466
	Amphenol Corp. Class A			231,993	15,217
	KLA Corp.			20,522	13,951
	Corning Inc.			290,746	13,310
*	ServiceNow Inc.			15,936	12,687
	NXP Semiconductors NV			54,844	10,424
	Roper Technologies Inc.			10,732	6,327
					625,779
Materials (0.9%)
	Linde plc			44,594	20,765
	Anglo American plc			406,761	11,401
					32,166
Real Estate (1.6%)
	Welltower Inc.			177,473	27,190
	Crown Castle Inc.			255,472	26,628
					53,818
Utilities (2.0%)
	Duke Energy Corp.			218,186	26,612
	Sempra			358,375	25,573
	NextEra Energy Inc.			205,539	14,571
					66,756
Total Common Stocks (Cost $1,809,254)					2,217,525
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.7%)
U.S. Government Securities (8.1%)
	United States Treasury Note/Bond	4.625%	9/15/26	600	606
	United States Treasury Note/Bond	3.500%	9/30/26	4,500	4,470
	United States Treasury Note/Bond	4.125%	10/31/26	14,500	14,536
	United States Treasury Note/Bond	4.625%	11/15/26	7,206	7,280
	United States Treasury Note/Bond	4.250%	11/30/26	200	201
	United States Treasury Note/Bond	4.250%	12/31/26	1,200	1,206
	United States Treasury Note/Bond	4.000%	1/15/27	1,473	1,475
	United States Treasury Note/Bond	4.125%	1/31/27	11,177	11,216
	United States Treasury Note/Bond	4.125%	2/15/27	8,143	8,172
	United States Treasury Note/Bond	4.125%	2/28/27	8,378	8,409
	United States Treasury Note/Bond	2.500%	3/31/27	439	427
	United States Treasury Note/Bond	4.500%	4/15/27	4,093	4,140
	United States Treasury Note/Bond	4.375%	7/15/27	8,319	8,405
	United States Treasury Note/Bond	2.750%	7/31/27	1,192	1,162
	United States Treasury Note/Bond	3.750%	8/15/27	4,540	4,525
	United States Treasury Note/Bond	3.125%	8/31/27	650	638
	United States Treasury Note/Bond	4.125%	10/31/27	6,159	6,193
	United States Treasury Note/Bond	4.000%	12/15/27	1,753	1,758
	United States Treasury Note/Bond	3.875%	12/31/27	738	738
	United States Treasury Note/Bond	4.250%	1/15/28	3,351	3,382
	United States Treasury Note/Bond	4.250%	2/15/28	2,950	2,979
	United States Treasury Note/Bond	3.625%	3/31/28	976	969
	United States Treasury Note/Bond	3.625%	5/31/28	336	333
	United States Treasury Note/Bond	4.625%	9/30/28	2,863	2,930

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.375%	11/30/28	5,052	5,131
	United States Treasury Note/Bond	3.750%	12/31/28	4,127	4,103
	United States Treasury Note/Bond	4.000%	1/31/29	5,350	5,365
	United States Treasury Note/Bond	4.250%	2/28/29	4,623	4,678
	United States Treasury Note/Bond	4.125%	3/31/29	9,493	9,562
	United States Treasury Note/Bond	4.625%	4/30/29	8,084	8,295
	United States Treasury Note/Bond	4.500%	5/31/29	8,192	8,370
	United States Treasury Note/Bond	4.250%	6/30/29	8,563	8,667
	United States Treasury Note/Bond	4.000%	7/31/29	8,135	8,155
	United States Treasury Note/Bond	3.625%	8/31/29	775	766
	United States Treasury Note/Bond	3.500%	9/30/29	7,478	7,342
	United States Treasury Note/Bond	3.875%	9/30/29	84	83
	United States Treasury Note/Bond	4.000%	10/31/29	334	335
	United States Treasury Note/Bond	4.125%	10/31/29	5,172	5,210
	United States Treasury Note/Bond	4.125%	11/30/29	5,853	5,899
	United States Treasury Note/Bond	4.375%	12/31/29	7,471	7,607
[1]	United States Treasury Note/Bond	4.250%	1/31/30	9,241	9,361
	United States Treasury Note/Bond	4.000%	2/28/30	9,365	9,386
	United States Treasury Note/Bond	4.000%	3/31/30	8,197	8,215
	United States Treasury Note/Bond	3.500%	4/30/30	317	310
	United States Treasury Note/Bond	3.750%	5/31/30	538	532
	United States Treasury Note/Bond	4.000%	7/31/30	332	333
	United States Treasury Note/Bond	4.875%	10/31/30	122	127
	United States Treasury Note/Bond	3.750%	12/31/30	694	684
	United States Treasury Note/Bond	4.125%	7/31/31	377	379
	United States Treasury Note/Bond	3.625%	9/30/31	176	172
	United States Treasury Note/Bond	4.125%	10/31/31	432	434
	United States Treasury Note/Bond	4.375%	1/31/32	280	285
	United States Treasury Note/Bond	4.250%	11/15/34	467	469
	United States Treasury Note/Bond	4.625%	2/15/35	21,888	22,613
	United States Treasury Note/Bond	2.000%	11/15/41	9,337	6,556
	United States Treasury Note/Bond	2.375%	2/15/42	865	642
	United States Treasury Note/Bond	3.375%	8/15/42	6,736	5,774
	United States Treasury Note/Bond	4.000%	11/15/42	3,193	2,978
	United States Treasury Note/Bond	3.875%	5/15/43	3,846	3,511
	United States Treasury Note/Bond	4.500%	2/15/44	776	767
	United States Treasury Note/Bond	4.625%	11/15/44	2,969	2,973
	United States Treasury Note/Bond	4.750%	2/15/45	3,445	3,508
	United States Treasury Note/Bond	2.375%	5/15/51	179	117
	United States Treasury Note/Bond	4.000%	11/15/52	110	99
	United States Treasury Note/Bond	3.625%	5/15/53	537	452
	United States Treasury Note/Bond	4.125%	8/15/53	1,166	1,075
	United States Treasury Note/Bond	4.750%	11/15/53	749	765
	United States Treasury Note/Bond	4.250%	2/15/54	154	145
	United States Treasury Note/Bond	4.625%	5/15/54	1,383	1,387
	United States Treasury Note/Bond	4.250%	8/15/54	1,597	1,508
	United States Treasury Note/Bond	4.500%	11/15/54	879	867
	United States Treasury Note/Bond	4.625%	2/15/55	3,233	3,256
					275,398
Conventional Mortgage-Backed Securities (0.6%)
[2]	Ginnie Mae I Pool	8.000%	9/15/30	12	12
[2]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	15	15
[2,3]	UMBS Pool	1.770%	1/1/36	514	404
[2,3]	UMBS Pool	2.500%	4/1/37 - 4/1/38	542	494
[2,3]	UMBS Pool	3.000%	6/1/43	150	135
[2,3]	UMBS Pool	5.000%	11/1/43 - 7/1/53	4,300	4,262
[2,3]	UMBS Pool	5.500%	3/1/53 - 5/1/54	12,060	12,078
[2,3]	UMBS Pool	6.000%	10/1/53 - 9/1/54	2,069	2,116
					19,516
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3]	Fannie Mae REMICS	3.500%	4/25/31 - 11/25/57	1,319	1,269
[2,3]	Fannie Mae REMICS	1.500%	8/25/41	41	40
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	5	5
[2,3]	Fannie Mae REMICS	2.500%	8/25/46	464	384
[2,3]	Fannie Mae REMICS	3.000%	2/25/49	25	24
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	38	38
[2,3]	Freddie Mac REMICS	4.000%	12/15/30 - 2/15/31	68	68

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac REMICS	3.500%	3/15/31 - 12/15/46	424	392
					2,220
Total U.S. Government and Agency Obligations (Cost $301,222)					297,134
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
[2,4]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	8	8
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	5	5
[2,4]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,385	1,327
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	1,310	1,347
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	23	23
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	56	55
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	567	470
[2,4,5]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	5.333%	10/15/36	425	424
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	434	408
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	154	152
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	1.530%	3/15/61	1,154	1,104
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2022-1A	5.970%	8/15/62	109	110
[2,4]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	523	529
[2,4]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	383	379
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	263	242
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	725	646
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	1,018	1,034
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	532	535
[2,3,5]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	10.354%	10/25/28	35	36
[2,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,773	1,697
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	495	387
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	885	878
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	1,220	1,240
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	1,451	1,505
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	266
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	300	258
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	525	502
[2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	1,852	1,637
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	795	803
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/29	820	828
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	260	260
[2,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	1,632	1,703
[2,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	919	879
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	1,060	1,074
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	131	126
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	198	189
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	137	132
[2,4]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	56	54
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	1,510	1,409
[2,4]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	175	173
[2,4]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	1,324	1,314
[2,4,5]	RFR Trust Class A Series 2025-SGRM	5.562%	3/11/41	1,796	1,809
[2,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	313	277
[2,4]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/44	220	218
[2,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	560	530
[2,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,032	925
[2,4]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	1,603	1,554
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	980	982
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	698	687
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	1,092	1,045
[2]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	785	793
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	513	517
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	2,080	2,110
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/39	705	707
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $38,939)					38,302
Corporate Bonds (22.0%)
Communications (1.0%)
	America Movil SAB de CV	3.625%	4/22/29	780	748
	AT&T Inc.	2.750%	6/1/31	1,305	1,160
	AT&T Inc.	5.400%	2/15/34	100	102
	AT&T Inc.	3.500%	6/1/41	2,255	1,738
	AT&T Inc.	4.300%	12/15/42	796	668
	AT&T Inc.	4.750%	5/15/46	338	294

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.650%	6/1/51	1,308	926
	AT&T Inc.	3.550%	9/15/55	500	338
	AT&T Inc.	3.650%	9/15/59	986	665
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	1,689	1,155
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	295	279
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	613	396
	Comcast Corp.	3.400%	4/1/30	145	137
	Comcast Corp.	5.650%	6/15/35	110	114
	Comcast Corp.	6.500%	11/15/35	24	26
	Comcast Corp.	3.250%	11/1/39	845	655
	Comcast Corp.	3.750%	4/1/40	110	90
	Comcast Corp.	3.969%	11/1/47	586	453
	Comcast Corp.	4.000%	3/1/48	795	613
	Comcast Corp.	2.887%	11/1/51	1,520	926
	Comcast Corp.	2.450%	8/15/52	1,025	561
	Comcast Corp.	4.049%	11/1/52	604	458
	Comcast Corp.	2.937%	11/1/56	4,108	2,412
	Comcast Corp.	2.650%	8/15/62	615	323
	Comcast Corp.	2.987%	11/1/63	2,093	1,184
[4]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,421
	Meta Platforms Inc.	5.600%	5/15/53	1,235	1,245
	Meta Platforms Inc.	5.400%	8/15/54	1,516	1,486
	Meta Platforms Inc.	5.750%	5/15/63	480	488
	NBCUniversal Media LLC	4.450%	1/15/43	359	310
[4]	NBN Co. Ltd.	1.625%	1/8/27	760	724
[4]	NBN Co. Ltd.	2.625%	5/5/31	1,105	984
[4]	NBN Co. Ltd.	2.500%	1/8/32	2,179	1,879
	Omnicom Group Inc.	5.300%	11/1/34	69	69
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	645
	Orange SA	9.000%	3/1/31	530	640
	Telefonica Emisiones SA	5.213%	3/8/47	190	168
	Telefonica Emisiones SA	5.520%	3/1/49	200	182
	Time Warner Cable LLC	5.500%	9/1/41	988	854
	T-Mobile USA Inc.	2.050%	2/15/28	1,275	1,191
	T-Mobile USA Inc.	4.200%	10/1/29	1,577	1,548
	T-Mobile USA Inc.	2.550%	2/15/31	375	331
	T-Mobile USA Inc.	2.250%	11/15/31	150	127
	T-Mobile USA Inc.	3.600%	11/15/60	425	284
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	133	118
	Verizon Communications Inc.	2.355%	3/15/32	611	517
	Verizon Communications Inc.	3.850%	11/1/42	104	83
	Verizon Communications Inc.	3.000%	11/20/60	139	82
	Walt Disney Co.	3.500%	5/13/40	1,389	1,127
	Walt Disney Co.	4.750%	9/15/44	26	24
	Walt Disney Co.	2.750%	9/1/49	424	266
					33,214
Consumer Discretionary (0.6%)
	Amazon.com Inc.	3.600%	4/13/32	2,300	2,167
	Amazon.com Inc.	2.875%	5/12/41	105	78
	Amazon.com Inc.	4.950%	12/5/44	630	611
	Amazon.com Inc.	4.050%	8/22/47	85	71
	Amazon.com Inc.	3.950%	4/13/52	280	223
	Amazon.com Inc.	4.250%	8/22/57	1,648	1,357
	Amazon.com Inc.	4.100%	4/13/62	255	202
[4]	BMW US Capital LLC	1.250%	8/12/26	840	804
	Brown University	2.924%	9/1/50	155	104
[2]	Duke University	2.832%	10/1/55	775	482
[4]	ERAC USA Finance LLC	5.000%	2/15/29	270	273
[4]	ERAC USA Finance LLC	4.900%	5/1/33	985	972
[4]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,309
[4]	ERAC USA Finance LLC	5.625%	3/15/42	340	342
[4]	ERAC USA Finance LLC	4.500%	2/15/45	1,669	1,445
[4]	ERAC USA Finance LLC	5.400%	5/1/53	725	698
	Georgetown University	4.315%	4/1/49	273	228
	Georgetown University	2.943%	4/1/50	230	149
	Home Depot Inc.	3.300%	4/15/40	825	653
	Home Depot Inc.	4.200%	4/1/43	425	363
	Home Depot Inc.	4.875%	2/15/44	695	643
	Home Depot Inc.	4.400%	3/15/45	780	673

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.250%	4/1/46	1,332	1,120
	Home Depot Inc.	4.500%	12/6/48	761	655
	Home Depot Inc.	3.125%	12/15/49	75	51
	Home Depot Inc.	2.375%	3/15/51	70	40
	Home Depot Inc.	2.750%	9/15/51	320	197
	Home Depot Inc.	3.625%	4/15/52	655	480
	Home Depot Inc.	5.300%	6/25/54	1,130	1,090
	Home Depot Inc.	5.400%	6/25/64	110	106
[4]	Hyundai Capital America	1.650%	9/17/26	1,060	1,015
[2]	Johns Hopkins University	4.083%	7/1/53	195	161
	Lowe's Cos. Inc.	6.500%	3/15/29	234	250
	Lowe's Cos. Inc.	3.650%	4/5/29	85	82
	Lowe's Cos. Inc.	5.800%	9/15/62	672	652
	McDonald's Corp.	3.625%	9/1/49	142	104
[2]	Northeastern University	2.894%	10/1/50	225	148
[2]	Northwestern University	2.640%	12/1/50	25	16
	Thomas Jefferson University	3.847%	11/1/57	212	152
	Trustees of Princeton University	2.516%	7/1/50	61	38
	Trustees of Princeton University	4.201%	3/1/52	64	54
	Trustees of the University of Pennsylvania	2.396%	10/1/50	186	111
[2]	University of Chicago	2.761%	4/1/45	165	126
	University of Southern California	4.976%	10/1/53	475	444
	Yale University	2.402%	4/15/50	41	25
					20,964
Consumer Staples (1.0%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	2,040	1,967
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,461	2,269
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,143	2,018
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	341	341
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	317	326
	BAT Capital Corp.	6.343%	8/2/30	305	324
	BAT Capital Corp.	4.390%	8/15/37	1,400	1,228
	BAT Capital Corp.	7.079%	8/2/43	340	371
[4]	Cargill Inc.	6.875%	5/1/28	645	684
[4]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	393
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	748	764
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	332	340
	Colgate-Palmolive Co.	7.600%	5/19/25	480	482
[4]	Danone SA	2.947%	11/2/26	735	718
	Diageo Capital plc	2.375%	10/24/29	2,108	1,926
	Kenvue Inc.	5.000%	3/22/30	1,025	1,046
	Kenvue Inc.	5.100%	3/22/43	460	442
	Kenvue Inc.	5.050%	3/22/53	300	281
[4]	Mars Inc.	4.800%	3/1/30	1,010	1,016
[4]	Mars Inc.	5.200%	3/1/35	840	844
[4]	Mars Inc.	5.650%	5/1/45	580	581
[4]	Mars Inc.	5.700%	5/1/55	850	849
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,767
	Philip Morris International Inc.	5.625%	11/17/29	1,160	1,209
	Philip Morris International Inc.	5.125%	2/15/30	2,740	2,795
	Philip Morris International Inc.	5.125%	2/13/31	705	716
	Philip Morris International Inc.	4.750%	11/1/31	675	673
	Philip Morris International Inc.	5.750%	11/17/32	1,470	1,538
	Philip Morris International Inc.	5.375%	2/15/33	3,156	3,217
	Philip Morris International Inc.	4.875%	11/15/43	145	132
	Philip Morris International Inc.	4.250%	11/10/44	2,730	2,282
	Reynolds American Inc.	5.850%	8/15/45	425	405
					33,944
Energy (1.4%)
	BP Capital Markets America Inc.	1.749%	8/10/30	345	298
	BP Capital Markets America Inc.	2.721%	1/12/32	3,040	2,667
	BP Capital Markets America Inc.	4.812%	2/13/33	1,180	1,161
	BP Capital Markets America Inc.	4.893%	9/11/33	1,240	1,222
	BP Capital Markets America Inc.	5.227%	11/17/34	1,320	1,327
	BP Capital Markets America Inc.	2.772%	11/10/50	470	288
	BP Capital Markets America Inc.	2.939%	6/4/51	925	582
	BP Capital Markets America Inc.	3.001%	3/17/52	1,206	764
	BP Capital Markets America Inc.	3.379%	2/8/61	370	239
	Cheniere Energy Partners LP	5.950%	6/30/33	330	339

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	265	262
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	140	140
[4]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	355	369
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	510	527
[4]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	1,202	1,251
[4]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	247	259
[4]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/63	247	263
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	544
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	112
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,365
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/36	626	550
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/46	470	373
	Enbridge Inc.	6.700%	11/15/53	370	401
	Enbridge Inc.	5.950%	4/5/54	300	298
	Energy Transfer LP	5.250%	4/15/29	1,375	1,392
	Energy Transfer LP	5.200%	4/1/30	383	387
	Energy Transfer LP	5.150%	2/1/43	155	138
	Energy Transfer LP	5.350%	5/15/45	160	144
	Energy Transfer LP	6.125%	12/15/45	170	167
	Energy Transfer LP	5.300%	4/15/47	155	137
	Energy Transfer LP	5.400%	10/1/47	1,226	1,098
	Energy Transfer LP	6.000%	6/15/48	458	442
	Energy Transfer LP	5.950%	5/15/54	550	526
	Energy Transfer LP	6.200%	4/1/55	726	720
[4]	Eni SpA	5.950%	5/15/54	1,030	1,008
	Enterprise Products Operating LLC	5.950%	2/1/41	90	93
	Enterprise Products Operating LLC	5.100%	2/15/45	470	437
	Enterprise Products Operating LLC	4.900%	5/15/46	375	338
	Enterprise Products Operating LLC	4.250%	2/15/48	730	591
	Equinor ASA	3.125%	4/6/30	1,548	1,451
	Exxon Mobil Corp.	2.610%	10/15/30	715	649
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,069	940
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	994	810
[4]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	530	536
[2,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	234	240
[2]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	425	436
[2,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	825	859
[2,4]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	815	816
	MPLX LP	2.650%	8/15/30	216	192
	MPLX LP	4.950%	9/1/32	225	220
	MPLX LP	5.500%	6/1/34	615	613
	ONEOK Inc.	4.750%	10/15/31	700	686
	ONEOK Inc.	6.050%	9/1/33	356	370
[4]	QatarEnergy	2.250%	7/12/31	925	800
[4]	QatarEnergy	3.125%	7/12/41	675	504
[4]	Schlumberger Holdings Corp.	5.000%	11/15/29	430	436
	Shell Finance US Inc.	4.125%	5/11/35	1,130	1,058
	Shell Finance US Inc.	4.550%	8/12/43	100	89
	Shell Finance US Inc.	4.375%	5/11/45	3,221	2,742
	Shell International Finance BV	5.500%	3/25/40	345	351
	Shell International Finance BV	3.000%	11/26/51	2,085	1,354
	Suncor Energy Inc.	5.950%	12/1/34	500	517
	Targa Resources Corp.	6.150%	3/1/29	1,815	1,898
	Targa Resources Corp.	5.550%	8/15/35	1,370	1,367
	Targa Resources Corp.	6.125%	5/15/55	1,090	1,084
	TotalEnergies Capital SA	5.150%	4/5/34	705	713
	TotalEnergies Capital SA	5.488%	4/5/54	445	430
	TotalEnergies Capital SA	5.275%	9/10/54	455	429
	TotalEnergies Capital SA	5.638%	4/5/64	665	649
	TotalEnergies Capital SA	5.425%	9/10/64	900	846
	TransCanada PipeLines Ltd.	4.875%	1/15/26	960	960
	TransCanada PipeLines Ltd.	4.100%	4/15/30	125	120
[4]	Whistler Pipeline LLC	5.400%	9/30/29	240	242
[4]	Whistler Pipeline LLC	5.700%	9/30/31	180	182
					48,808
Financials (9.7%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,135	1,163
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	1,210	1,180
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	1,795	1,863

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	225	211
[4]	AIB Group plc	5.871%	3/28/35	400	407
	Allstate Corp.	5.250%	3/30/33	445	450
	Allstate Corp.	5.550%	5/9/35	197	202
	Allstate Corp.	3.850%	8/10/49	156	117
	American Express Co.	5.282%	7/27/29	300	306
	American Express Co.	5.532%	4/25/30	200	206
	American Express Co.	5.043%	5/1/34	2,054	2,051
	American Express Co.	5.915%	4/25/35	1,388	1,422
	American Express Co.	5.284%	7/26/35	600	599
	American International Group Inc.	6.250%	5/1/36	245	261
	American International Group Inc.	4.800%	7/10/45	260	233
	American International Group Inc.	4.750%	4/1/48	160	141
	Ameriprise Financial Inc.	5.700%	12/15/28	494	514
	Ameriprise Financial Inc.	4.500%	5/13/32	335	327
	Ameriprise Financial Inc.	5.150%	5/15/33	630	635
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	550	533
	Aon North America Inc.	5.450%	3/1/34	1,685	1,715
	Arthur J Gallagher & Co.	4.850%	12/15/29	140	141
[4]	Athene Global Funding	5.349%	7/9/27	1,105	1,120
[4]	Athene Global Funding	1.985%	8/19/28	10	9
[4]	Athene Global Funding	2.717%	1/7/29	980	906
[4]	Athene Global Funding	5.583%	1/9/29	860	878
[4]	Athene Global Funding	4.721%	10/8/29	1,244	1,228
[4]	Athene Global Funding	5.380%	1/7/30	1,385	1,404
	Athene Holding Ltd.	6.250%	4/1/54	800	799
[4]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	591
[4]	Aviation Capital Group LLC	1.950%	9/20/26	415	398
	Banco Santander SA	5.365%	7/15/28	400	406
	Bank of America Corp.	4.948%	7/22/28	85	86
	Bank of America Corp.	6.204%	11/10/28	300	312
	Bank of America Corp.	5.202%	4/25/29	500	508
	Bank of America Corp.	4.271%	7/23/29	4,780	4,723
	Bank of America Corp.	5.819%	9/15/29	500	518
	Bank of America Corp.	3.194%	7/23/30	1,055	989
	Bank of America Corp.	5.162%	1/24/31	1,395	1,414
	Bank of America Corp.	2.496%	2/13/31	1,495	1,342
	Bank of America Corp.	2.572%	10/20/32	490	423
	Bank of America Corp.	4.571%	4/27/33	4,178	4,035
	Bank of America Corp.	5.872%	9/15/34	2,680	2,794
	Bank of America Corp.	5.511%	1/24/36	1,065	1,084
	Bank of America Corp.	3.846%	3/8/37	1,323	1,186
	Bank of America Corp.	5.875%	2/7/42	260	272
	Bank of America Corp.	3.311%	4/22/42	870	659
	Bank of America Corp.	5.000%	1/21/44	1,000	937
	Bank of America Corp.	4.330%	3/15/50	1,900	1,561
	Bank of America Corp.	2.972%	7/21/52	1,225	784
	Bank of New York Mellon Corp.	5.834%	10/25/33	404	425
	Bank of New York Mellon Corp.	4.706%	2/1/34	450	440
	Bank of New York Mellon Corp.	4.967%	4/26/34	1,122	1,111
	Bank of New York Mellon Corp.	6.474%	10/25/34	255	278
	Bank of Nova Scotia	5.350%	12/7/26	1,740	1,764
	Bank of Nova Scotia	1.950%	2/2/27	360	346
[4]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	957
[4]	Banque Federative du Credit Mutuel SA	5.538%	1/22/30	1,244	1,282
	Barclays plc	2.852%	5/7/26	220	220
	Barclays plc	2.279%	11/24/27	400	385
	Barclays plc	5.086%	2/25/29	430	433
[4]	Beacon Funding Trust	6.266%	8/15/54	1,335	1,329
	BlackRock Funding Inc.	5.250%	3/14/54	765	736
	BlackRock Funding Inc.	5.350%	1/8/55	790	769
	Blackrock Inc.	2.100%	2/25/32	605	513
	Blackrock Inc.	4.750%	5/25/33	1,997	1,993
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	605	516
[4]	BNP Paribas SA	1.323%	1/13/27	585	570
[4]	BNP Paribas SA	3.500%	11/16/27	2,050	1,989
[4]	BNP Paribas SA	2.591%	1/20/28	630	606
[4]	BNP Paribas SA	5.335%	6/12/29	1,095	1,114
[4]	BNP Paribas SA	5.786%	1/13/33	950	971
[4]	BNP Paribas SA	5.738%	2/20/35	500	511

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BPCE SA	3.500%	10/23/27	1,780	1,723
[4]	BPCE SA	5.281%	5/30/29	575	585
[4]	BPCE SA	2.700%	10/1/29	1,450	1,325
[4]	BPCE SA	5.876%	1/14/31	610	625
[4]	BPCE SA	5.936%	5/30/35	1,805	1,821
[4]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	506
[4]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	474
[4]	Brighthouse Financial Global Funding	5.650%	6/10/29	1,186	1,205
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	1,105	1,121
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	925	924
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	1,095	1,084
	Capital One Financial Corp.	7.149%	10/29/27	455	472
	Capital One Financial Corp.	6.312%	6/8/29	557	579
	Capital One Financial Corp.	5.700%	2/1/30	208	212
	Capital One Financial Corp.	7.624%	10/30/31	914	1,017
	Capital One Financial Corp.	5.817%	2/1/34	250	252
	Capital One Financial Corp.	6.377%	6/8/34	1,416	1,478
	Capital One Financial Corp.	6.051%	2/1/35	1,233	1,258
	Capital One Financial Corp.	5.884%	7/26/35	771	778
	Capital One Financial Corp.	6.183%	1/30/36	540	538
	Charles Schwab Corp.	3.200%	3/2/27	410	402
	Charles Schwab Corp.	2.000%	3/20/28	952	889
	Chubb INA Holdings LLC	4.350%	11/3/45	571	489
	Citigroup Inc.	1.462%	6/9/27	1,213	1,168
	Citigroup Inc.	3.070%	2/24/28	1,000	972
	Citigroup Inc.	3.520%	10/27/28	839	815
	Citigroup Inc.	5.174%	2/13/30	500	506
	Citigroup Inc.	3.878%	1/24/39	1,025	865
	Citigroup Inc.	2.904%	11/3/42	560	394
[4]	CNO Global Funding	5.875%	6/4/27	1,035	1,061
[4]	CNO Global Funding	4.875%	12/10/27	215	215
[4]	CNO Global Funding	2.650%	1/6/29	370	342
[4]	Commonwealth Bank of Australia	5.071%	9/14/28	1,060	1,087
[4]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	1,994
[4]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,322
[4]	Cooperatieve Rabobank UA	4.655%	8/22/28	625	624
	Corebridge Financial Inc.	3.900%	4/5/32	1,810	1,672
	Corebridge Financial Inc.	6.050%	9/15/33	190	198
	Corebridge Financial Inc.	5.750%	1/15/34	1,150	1,179
	Corebridge Financial Inc.	4.350%	4/5/42	105	88
	Corebridge Financial Inc.	4.400%	4/5/52	427	342
[4]	Corebridge Global Funding	5.750%	7/2/26	595	604
[4]	Corebridge Global Funding	5.900%	9/19/28	255	265
[4]	Corebridge Global Funding	5.200%	1/12/29	615	625
[4]	Corebridge Global Funding	5.200%	6/24/29	1,950	1,983
[4]	Credit Agricole SA	5.589%	7/5/26	1,200	1,216
[4]	Credit Agricole SA	4.631%	9/11/28	995	992
[4]	Credit Agricole SA	6.316%	10/3/29	355	371
[4]	Danske Bank A/S	1.621%	9/11/26	855	843
[4]	Danske Bank A/S	6.259%	9/22/26	1,040	1,047
[4]	Danske Bank A/S	1.549%	9/10/27	1,605	1,538
[4]	DNB Bank ASA	1.535%	5/25/27	960	928
[4]	DNB Bank ASA	1.605%	3/30/28	1,330	1,255
[4]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	792
[4]	Equitable Financial Life Global Funding	1.700%	11/12/26	365	349
[4]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	497
[4]	Equitable Financial Life Global Funding	4.875%	11/19/27	255	256
[4]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	804
[4]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	1,075	1,106
[4]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	2,055	2,095
	Fifth Third Bancorp	4.055%	4/25/28	325	321
	Fifth Third Bancorp	4.337%	4/25/33	15	14
[4]	Five Corners Funding Trust III	5.791%	2/15/33	810	835
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	1,480	1,502
[4]	GA Global Funding Trust	4.400%	9/23/27	1,540	1,531
[4]	GA Global Funding Trust	5.500%	1/8/29	502	512
[4]	GA Global Funding Trust	5.200%	12/9/31	795	791
[4]	GA Global Funding Trust	5.900%	1/13/35	588	595
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,968
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	733

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,095	1,062
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,114
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	794
	Goldman Sachs Group Inc.	3.814%	4/23/29	2,895	2,827
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,430	2,396
	Goldman Sachs Group Inc.	3.800%	3/15/30	40	38
	Goldman Sachs Group Inc.	4.692%	10/23/30	500	497
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,130	2,732
	Goldman Sachs Group Inc.	2.383%	7/21/32	1,963	1,681
	Goldman Sachs Group Inc.	2.650%	10/21/32	625	540
	Goldman Sachs Group Inc.	6.561%	10/24/34	1,800	1,962
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	903
	HSBC Holdings plc	5.887%	8/14/27	1,270	1,290
	HSBC Holdings plc	4.041%	3/13/28	890	879
	HSBC Holdings plc	5.597%	5/17/28	1,360	1,382
	HSBC Holdings plc	7.390%	11/3/28	1,340	1,424
	HSBC Holdings plc	4.899%	3/3/29	955	957
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,660
	HSBC Holdings plc	2.206%	8/17/29	885	811
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,415
	HSBC Holdings plc	2.804%	5/24/32	1,055	922
	HSBC Holdings plc	6.547%	6/20/34	200	208
	HSBC Holdings plc	6.500%	5/2/36	900	953
	HSBC Holdings plc	6.100%	1/14/42	300	318
	Huntington National Bank	4.552%	5/17/28	320	319
	ING Groep NV	3.950%	3/29/27	2,495	2,465
	ING Groep NV	1.726%	4/1/27	500	486
	ING Groep NV	5.335%	3/19/30	245	250
	Intercontinental Exchange Inc.	4.000%	9/15/27	3,545	3,515
	Intercontinental Exchange Inc.	4.350%	6/15/29	255	253
	Intercontinental Exchange Inc.	2.650%	9/15/40	255	183
	Intercontinental Exchange Inc.	4.250%	9/21/48	949	782
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,032	672
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,950	1,766
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	515
[4]	Jackson National Life Global Funding	5.550%	7/2/27	610	621
	JPMorgan Chase & Co.	4.851%	7/25/28	500	503
	JPMorgan Chase & Co.	2.069%	6/1/29	740	685
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,085
	JPMorgan Chase & Co.	5.012%	1/23/30	900	910
	JPMorgan Chase & Co.	5.581%	4/22/30	6,100	6,291
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,427
	JPMorgan Chase & Co.	4.603%	10/22/30	1,540	1,528
	JPMorgan Chase & Co.	5.140%	1/24/31	530	538
	JPMorgan Chase & Co.	4.912%	7/25/33	2,000	1,984
	JPMorgan Chase & Co.	5.350%	6/1/34	3,645	3,706
	JPMorgan Chase & Co.	5.336%	1/23/35	300	303
	JPMorgan Chase & Co.	3.109%	4/22/41	835	631
	JPMorgan Chase & Co.	5.400%	1/6/42	750	748
	JPMorgan Chase & Co.	3.157%	4/22/42	560	418
	JPMorgan Chase & Co.	3.964%	11/15/48	6,475	5,096
	JPMorgan Chase & Co.	3.109%	4/22/51	845	562
[4]	KBC Group NV	6.324%	9/21/34	640	677
[4]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	278
[4]	Liberty Mutual Group Inc.	5.500%	6/15/52	1,709	1,582
	Lloyds Banking Group plc	3.574%	11/7/28	225	219
	Lloyds Banking Group plc	5.087%	11/26/28	740	747
	Lloyds Banking Group plc	5.679%	1/5/35	500	505
[4]	Lseg US Fin Corp.	5.297%	3/28/34	255	258
[4]	LSEGA Financing plc	2.000%	4/6/28	630	586
	M&T Bank Corp.	7.413%	10/30/29	1,036	1,115
[4]	Macquarie Group Ltd.	1.935%	4/14/28	1,245	1,178
[4]	Macquarie Group Ltd.	2.871%	1/14/33	1,543	1,328
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,125	2,128
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	673
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	220	199
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	560	351
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	240	233
[4]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	590	358
[4]	Met Tower Global Funding	5.250%	4/12/29	340	348

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	4.125%	8/13/42	145	122
	MetLife Inc.	4.875%	11/13/43	530	484
	MetLife Inc.	5.000%	7/15/52	387	352
[4]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	630
[4]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,126
[4]	Metropolitan Life Global Funding I	4.300%	8/25/29	440	432
[4]	Metropolitan Life Global Funding I	2.400%	1/11/32	1,410	1,205
[4]	Metropolitan Life Global Funding I	5.150%	3/28/33	520	521
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	815	822
	Morgan Stanley	6.250%	8/9/26	3,000	3,070
	Morgan Stanley	3.625%	1/20/27	1,250	1,236
	Morgan Stanley	3.772%	1/24/29	4,022	3,933
	Morgan Stanley	5.230%	1/15/31	885	899
	Morgan Stanley	2.699%	1/22/31	1,105	1,002
	Morgan Stanley	2.239%	7/21/32	1,805	1,533
	Morgan Stanley	2.511%	10/20/32	615	528
	Morgan Stanley	2.943%	1/21/33	920	806
	Morgan Stanley	4.889%	7/20/33	2,891	2,850
	Morgan Stanley	5.466%	1/18/35	805	815
	Morgan Stanley	5.587%	1/18/36	510	521
	Morgan Stanley	2.484%	9/16/36	1,275	1,056
	Morgan Stanley	5.297%	4/20/37	270	265
	Morgan Stanley	5.948%	1/19/38	825	833
	Morgan Stanley	4.300%	1/27/45	850	716
[4]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/30	550	552
	Nasdaq Inc.	3.950%	3/7/52	277	212
	Nasdaq Inc.	5.950%	8/15/53	15	15
	Nasdaq Inc.	6.100%	6/28/63	1,931	1,961
	National Australia Bank Ltd.	3.905%	6/9/27	885	878
[4]	National Australia Bank Ltd.	5.134%	11/28/28	1,538	1,582
[4]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	1,861
[4]	National Securities Clearing Corp.	5.100%	11/21/27	1,565	1,595
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,078
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,158
	NatWest Group plc	1.642%	6/14/27	870	839
[4]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,885
[4]	New York Life Global Funding	5.000%	1/9/34	1,195	1,195
[4]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,195
[4]	New York Life Insurance Co.	3.750%	5/15/50	345	254
[4]	New York Life Insurance Co.	4.450%	5/15/69	435	339
[4]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,817
[4]	Northwestern Mutual Global Funding	5.160%	5/28/31	845	861
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	696	532
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	183
[4]	Nuveen LLC	5.550%	1/15/30	130	134
[4]	Nuveen LLC	5.850%	4/15/34	290	296
[4]	Pacific LifeCorp.	5.400%	9/15/52	500	473
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	922
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,250	1,284
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	1,230	1,259
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	1,125	1,167
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/29	375	382
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/30	485	491
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/30	218	231
	PNC Bank NA	3.100%	10/25/27	1,165	1,129
	PNC Bank NA	3.250%	1/22/28	1,675	1,623
[4]	Pricoa Global Funding I	5.100%	5/30/28	1,058	1,080
[4]	Pricoa Global Funding I	4.650%	8/27/31	270	267
[4]	Principal Life Global Funding II	2.500%	9/16/29	825	758
	Progressive Corp.	4.950%	6/15/33	1,694	1,700
	Progressive Corp.	4.125%	4/15/47	295	241
[4]	Protective Life Global Funding	4.714%	7/6/27	750	754
[4]	Protective Life Global Funding	5.432%	1/14/32	650	666
	Prudential Financial Inc.	4.350%	2/25/50	1,856	1,527
[4]	RGA Global Funding	2.700%	1/18/29	425	397
[4]	RGA Global Funding	5.448%	5/24/29	585	600
[4]	RGA Global Funding	5.250%	1/9/30	870	885
[4]	RGA Global Funding	5.500%	1/11/31	495	509
[4]	RGA Global Funding	5.050%	12/6/31	1,225	1,221
	Royal Bank of Canada	5.000%	2/1/33	1,364	1,360

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	S&P Global Inc.	2.900%	3/1/32	1,817	1,620
[4]	Standard Chartered plc	6.301%	1/9/29	990	1,025
[4]	Standard Chartered plc	5.545%	1/21/29	1,385	1,408
	State Street Corp.	4.821%	1/26/34	450	442
	State Street Corp.	5.146%	2/28/36	880	882
[4]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,806
[4]	Swedbank AB	6.136%	9/12/26	1,010	1,033
[4]	Swedbank AB	4.998%	11/20/29	1,360	1,378
[4]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	915	822
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	1,145	931
	Toronto-Dominion Bank	4.456%	6/8/32	332	320
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,383
	Truist Financial Corp.	4.873%	1/26/29	1,080	1,086
	UBS AG	7.500%	2/15/28	1,195	1,287
	UBS AG	5.650%	9/11/28	1,385	1,431
[4]	UBS Group AG	1.305%	2/2/27	545	530
[4]	UBS Group AG	1.494%	8/10/27	1,160	1,111
[4]	UBS Group AG	5.428%	2/8/30	200	203
[4]	UBS Group AG	5.617%	9/13/30	1,946	1,996
[4]	UBS Group AG	2.095%	2/11/32	720	611
[4]	UBS Group AG	3.091%	5/14/32	1,195	1,065
[4]	UBS Group AG	2.746%	2/11/33	330	282
[4]	UBS Group AG	6.537%	8/12/33	735	787
[4]	UBS Group AG	9.016%	11/15/33	750	916
[4]	UBS Group AG	6.301%	9/22/34	965	1,026
[4]	UBS Group AG	5.699%	2/8/35	750	769
[4]	UBS Group AG	3.179%	2/11/43	855	623
[4]	UniCredit SpA	1.982%	6/3/27	1,015	981
[4]	UniCredit SpA	3.127%	6/3/32	1,000	890
	Wachovia Corp.	7.500%	4/15/35	1,000	1,161
	Wells Fargo & Co.	3.000%	10/23/26	170	166
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,677
	Wells Fargo & Co.	3.526%	3/24/28	1,230	1,205
	Wells Fargo & Co.	5.574%	7/25/29	100	103
	Wells Fargo & Co.	6.303%	10/23/29	1,310	1,377
	Wells Fargo & Co.	5.198%	1/23/30	100	102
	Wells Fargo & Co.	2.879%	10/30/30	435	401
	Wells Fargo & Co.	5.244%	1/24/31	690	701
	Wells Fargo & Co.	2.572%	2/11/31	2,177	1,963
	Wells Fargo & Co.	3.350%	3/2/33	235	211
	Wells Fargo & Co.	4.897%	7/25/33	5,376	5,299
	Wells Fargo & Co.	5.389%	4/24/34	525	528
	Wells Fargo & Co.	5.499%	1/23/35	630	638
	Wells Fargo & Co.	5.211%	12/3/35	1,820	1,806
	Wells Fargo & Co.	5.606%	1/15/44	2,316	2,215
	Wells Fargo & Co.	3.900%	5/1/45	425	335
	Wells Fargo & Co.	4.900%	11/17/45	515	446
	Wells Fargo & Co.	4.750%	12/7/46	2,070	1,745
	Wells Fargo & Co.	4.611%	4/25/53	1,245	1,057
	Wells Fargo Bank NA	5.254%	12/11/26	2,917	2,958
					330,883
Health Care (2.0%)
	AbbVie Inc.	4.950%	3/15/31	1,015	1,031
	AbbVie Inc.	5.200%	3/15/35	580	589
	AbbVie Inc.	5.350%	3/15/44	554	548
	AbbVie Inc.	4.850%	6/15/44	200	185
	AbbVie Inc.	4.700%	5/14/45	649	585
	AbbVie Inc.	5.400%	3/15/54	1,102	1,083
	AbbVie Inc.	5.600%	3/15/55	315	318
	AdventHealth Obligated Group	2.795%	11/15/51	900	565
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	321
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	361
[4]	Alcon Finance Corp.	2.750%	9/23/26	200	195
[4]	Alcon Finance Corp.	5.375%	12/6/32	255	259
[4]	Alcon Finance Corp.	5.750%	12/6/52	775	773
	Ascension Health	2.532%	11/15/29	1,405	1,290
[2]	Ascension Health	4.847%	11/15/53	50	46
	AstraZeneca plc	4.000%	1/17/29	2,270	2,242
	AstraZeneca plc	6.450%	9/15/37	360	402

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banner Health	2.907%	1/1/42	910	662
[4]	Bayer US Finance II LLC	4.250%	12/15/25	1,100	1,094
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	235	150
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	570	566
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	562
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	285
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,785	1,403
	Bristol-Myers Squibb Co.	5.500%	2/22/44	115	114
	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	146
	Bristol-Myers Squibb Co.	4.250%	10/26/49	1,267	1,034
	Bristol-Myers Squibb Co.	5.550%	2/22/54	182	179
	Bristol-Myers Squibb Co.	5.650%	2/22/64	2,000	1,960
	Cedars-Sinai Health System	2.288%	8/15/31	1,330	1,135
	Children's Hospital Corp.	2.585%	2/1/50	160	97
	CommonSpirit Health	3.347%	10/1/29	1,015	955
	CommonSpirit Health	2.782%	10/1/30	684	615
	CommonSpirit Health	5.205%	12/1/31	1,235	1,246
[2]	CommonSpirit Health	4.350%	11/1/42	601	503
	CommonSpirit Health	3.910%	10/1/50	70	52
	Cottage Health Obligated Group	3.304%	11/1/49	295	209
[4]	CSL Finance plc	4.750%	4/27/52	1,164	1,013
	CVS Health Corp.	4.875%	7/20/35	230	216
	CVS Health Corp.	5.050%	3/25/48	300	256
	Elevance Health Inc.	2.550%	3/15/31	780	689
	Elevance Health Inc.	5.500%	10/15/32	320	330
	Elevance Health Inc.	6.100%	10/15/52	75	77
	Eli Lilly & Co.	4.875%	2/27/53	270	248
	Eli Lilly & Co.	5.050%	8/14/54	415	392
	Eli Lilly & Co.	4.950%	2/27/63	235	214
	Eli Lilly & Co.	5.200%	8/14/64	140	132
	Gilead Sciences Inc.	2.600%	10/1/40	310	221
	Gilead Sciences Inc.	4.800%	4/1/44	425	387
	Gilead Sciences Inc.	4.150%	3/1/47	1,071	877
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	572	592
	HCA Inc.	5.450%	4/1/31	310	315
	HCA Inc.	6.000%	4/1/54	1,040	1,007
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	231
	Inova Health System Foundation	4.068%	5/15/52	475	382
	Kaiser Foundation Hospitals	3.150%	5/1/27	275	269
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	811
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	718
	Mass General Brigham Inc.	3.192%	7/1/49	535	369
	Mass General Brigham Inc.	3.342%	7/1/60	955	631
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	388
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	140	113
	Merck & Co. Inc.	4.150%	5/18/43	760	647
	Merck & Co. Inc.	4.000%	3/7/49	1,915	1,532
	Merck & Co. Inc.	5.150%	5/17/63	300	279
	Novartis Capital Corp.	4.400%	5/6/44	640	571
	OhioHealth Corp.	2.297%	11/15/31	760	661
	OhioHealth Corp.	2.834%	11/15/41	485	351
	Pfizer Inc.	3.450%	3/15/29	2,165	2,095
	Pfizer Inc.	4.100%	9/15/38	1,505	1,338
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	1,240	1,182
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,116	1,059
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	213
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	178
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	211
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	897
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	449	453
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	246
[4]	Roche Holdings Inc.	2.607%	12/13/51	305	184
	Royalty Pharma plc	5.400%	9/2/34	2,479	2,448
	Royalty Pharma plc	5.900%	9/2/54	600	574
	SSM Health Care Corp.	3.823%	6/1/27	940	926
	Sutter Health	2.294%	8/15/30	295	262
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	1,098	1,110
	Toledo Hospital	5.750%	11/15/38	265	265
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,173
	UnitedHealth Group Inc.	2.000%	5/15/30	275	243

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.300%	5/15/31	435	381
	UnitedHealth Group Inc.	4.200%	5/15/32	335	322
	UnitedHealth Group Inc.	5.150%	7/15/34	225	226
	UnitedHealth Group Inc.	3.500%	8/15/39	215	175
	UnitedHealth Group Inc.	2.750%	5/15/40	310	224
	UnitedHealth Group Inc.	5.950%	2/15/41	317	329
	UnitedHealth Group Inc.	3.050%	5/15/41	1,213	893
	UnitedHealth Group Inc.	4.375%	3/15/42	1,318	1,142
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,361
	UnitedHealth Group Inc.	5.500%	7/15/44	395	389
	UnitedHealth Group Inc.	4.750%	7/15/45	592	529
	UnitedHealth Group Inc.	4.200%	1/15/47	215	175
	UnitedHealth Group Inc.	3.750%	10/15/47	145	109
	UnitedHealth Group Inc.	4.250%	6/15/48	880	714
	UnitedHealth Group Inc.	4.450%	12/15/48	140	117
	UnitedHealth Group Inc.	3.700%	8/15/49	675	495
	UnitedHealth Group Inc.	2.900%	5/15/50	1,539	968
	UnitedHealth Group Inc.	3.250%	5/15/51	295	197
	UnitedHealth Group Inc.	4.750%	5/15/52	245	212
	UnitedHealth Group Inc.	5.875%	2/15/53	1,455	1,473
	UnitedHealth Group Inc.	5.625%	7/15/54	1,344	1,319
	UnitedHealth Group Inc.	3.875%	8/15/59	615	440
	UnitedHealth Group Inc.	5.750%	7/15/64	1,250	1,230
					67,156
Industrials (0.7%)
[4]	Ashtead Capital Inc.	2.450%	8/12/31	495	421
[4]	Ashtead Capital Inc.	5.500%	8/11/32	286	285
[4]	Ashtead Capital Inc.	5.550%	5/30/33	200	198
[4]	Ashtead Capital Inc.	5.950%	10/15/33	255	259
[4]	Ashtead Capital Inc.	5.800%	4/15/34	1,830	1,842
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,078
[4]	BAE Systems plc	3.400%	4/15/30	215	202
[4]	BAE Systems plc	5.250%	3/26/31	200	204
	Boeing Co.	6.528%	5/1/34	846	906
	Boeing Co.	5.805%	5/1/50	1,311	1,247
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	80	71
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	345
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	48
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	268
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	705	444
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	17	14
	Canadian National Railway Co.	2.450%	5/1/50	205	120
	Canadian Pacific Railway Co.	4.950%	8/15/45	480	443
	CSX Corp.	3.350%	9/15/49	235	165
	CSX Corp.	4.900%	3/15/55	270	244
[4]	Daimler Truck Finance North America LLC	5.150%	1/16/26	450	450
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/27	210	211
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/27	445	436
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	151
[4]	Daimler Truck Finance North America LLC	5.375%	1/18/34	355	352
	Eaton Corp.	4.700%	8/23/52	130	116
[4]	Element Fleet Management Corp.	5.643%	3/13/27	450	458
	Honeywell International Inc.	4.250%	1/15/29	839	834
	Honeywell International Inc.	4.875%	9/1/29	161	164
	Honeywell International Inc.	5.000%	2/15/33	531	534
	Honeywell International Inc.	5.375%	3/1/41	132	132
	John Deere Capital Corp.	4.500%	1/16/29	755	759
	John Deere Capital Corp.	5.150%	9/8/33	735	748
	Lockheed Martin Corp.	4.500%	5/15/36	211	201
	Lockheed Martin Corp.	4.700%	5/15/46	546	489
	Lockheed Martin Corp.	5.700%	11/15/54	1,379	1,400
	Lockheed Martin Corp.	5.200%	2/15/55	290	274
	Republic Services Inc.	5.000%	12/15/33	85	85
	Republic Services Inc.	5.200%	11/15/34	1,596	1,611
	RTX Corp.	4.450%	11/16/38	80	73
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	850	744
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	550	483
	Trane Technologies Financing Ltd.	5.250%	3/3/33	515	524
[4]	UL Solutions Inc.	6.500%	10/20/28	380	400

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	2.800%	2/14/32	8	7
	Union Pacific Corp.	3.375%	2/14/42	515	398
	Union Pacific Corp.	3.250%	2/5/50	72	50
	Union Pacific Corp.	3.799%	10/1/51	696	526
	Union Pacific Corp.	3.500%	2/14/53	905	645
	Union Pacific Corp.	3.750%	2/5/70	335	229
[2]	United Airlines Pass Through Trust Class B Series 2018-1	4.600%	9/1/27	85	84
					22,372
Materials (0.3%)
[4]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	600	408
	CRH SMW Finance DAC	5.125%	1/9/30	970	981
[4]	Glencore Finance Canada Ltd.	6.000%	11/15/41	80	81
[4]	Glencore Funding LLC	4.875%	3/12/29	216	216
[4]	Glencore Funding LLC	5.371%	4/4/29	1,143	1,161
[4,6]	Glencore Funding LLC	5.186%	4/1/30	270	272
[4]	Glencore Funding LLC	6.375%	10/6/30	1,541	1,633
[4]	Glencore Funding LLC	2.625%	9/23/31	230	198
[4]	Glencore Funding LLC	6.500%	10/6/33	360	385
[4]	Glencore Funding LLC	5.634%	4/4/34	1,697	1,706
[4,6]	Glencore Funding LLC	5.673%	4/1/35	620	622
[4]	Glencore Funding LLC	3.875%	4/27/51	70	50
[4]	Glencore Funding LLC	3.375%	9/23/51	261	172
[4]	Glencore Funding LLC	5.893%	4/4/54	765	746
[4,6]	Glencore Funding LLC	6.141%	4/1/55	1,000	1,007
	Rio Tinto Finance USA plc	5.750%	3/14/55	260	261
	Rio Tinto Finance USA plc	5.875%	3/14/65	140	142
					10,041
Real Estate (0.7%)
	American Tower Corp.	3.800%	8/15/29	1,518	1,457
	American Tower Corp.	5.000%	1/31/30	355	358
	American Tower Corp.	5.900%	11/15/33	67	70
[4]	American Tower Trust #1	5.490%	3/15/53	2,070	2,103
	Crown Castle Inc.	4.800%	9/1/28	314	313
	Crown Castle Inc.	4.300%	2/15/29	245	239
	Crown Castle Inc.	4.900%	9/1/29	402	400
	Crown Castle Inc.	3.300%	7/1/30	328	301
	Crown Castle Inc.	2.250%	1/15/31	57	49
	Crown Castle Inc.	2.100%	4/1/31	96	81
	Crown Castle Inc.	5.100%	5/1/33	380	371
	Crown Castle Inc.	5.800%	3/1/34	400	407
	Crown Castle Inc.	5.200%	9/1/34	587	574
	Crown Castle Inc.	4.000%	11/15/49	218	162
	CubeSmart LP	2.250%	12/15/28	360	329
	CubeSmart LP	2.500%	2/15/32	233	197
	Extra Space Storage LP	5.500%	7/1/30	360	369
	Extra Space Storage LP	5.900%	1/15/31	821	854
	Extra Space Storage LP	5.350%	1/15/35	385	382
	Healthpeak OP LLC	2.125%	12/1/28	880	803
	Healthpeak OP LLC	3.000%	1/15/30	630	581
	NNN REIT Inc.	5.500%	6/15/34	705	709
[4]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	561	558
	Public Storage Operating Co.	5.350%	8/1/53	5	5
	Realty Income Corp.	2.200%	6/15/28	735	684
	Realty Income Corp.	4.700%	12/15/28	840	843
	Realty Income Corp.	3.250%	1/15/31	380	349
	Realty Income Corp.	2.850%	12/15/32	1,295	1,115
	Realty Income Corp.	4.900%	7/15/33	816	800
	Realty Income Corp.	5.125%	2/15/34	766	759
[4]	SBA Tower Trust	1.840%	4/15/27	1,570	1,479
[4]	SBA Tower Trust	1.884%	7/15/50	265	258
[4]	SBA Tower Trust	1.631%	5/15/51	1,060	1,007
[4]	SBA Tower Trust	2.593%	10/15/56	1,500	1,267
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	684
	Simon Property Group LP	2.450%	9/13/29	1,160	1,057
	VICI Properties LP	5.750%	4/1/34	85	86
	VICI Properties LP	6.125%	4/1/54	872	852
					22,912

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Technology (1.5%)
	Apple Inc.	3.850%	5/4/43	1,430	1,198
	Apple Inc.	3.450%	2/9/45	120	93
	Apple Inc.	4.650%	2/23/46	210	194
	Apple Inc.	3.850%	8/4/46	985	802
	Apple Inc.	2.650%	5/11/50	825	520
	Apple Inc.	2.650%	2/8/51	792	496
	Apple Inc.	3.950%	8/8/52	350	281
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	302
	Broadcom Inc.	5.050%	7/12/29	805	816
	Broadcom Inc.	4.350%	2/15/30	725	713
	Broadcom Inc.	4.150%	11/15/30	130	126
[4]	Broadcom Inc.	2.600%	2/15/33	710	598
	Broadcom Inc.	4.800%	10/15/34	200	195
[4]	Broadcom Inc.	3.187%	11/15/36	403	331
[4]	Broadcom Inc.	3.500%	2/15/41	850	666
	Cisco Systems Inc.	4.950%	2/26/31	995	1,014
	Cisco Systems Inc.	5.050%	2/26/34	1,045	1,058
	Cisco Systems Inc.	5.300%	2/26/54	705	690
[4]	Constellation Software Inc.	5.461%	2/16/34	379	386
[4]	Foundry JV Holdco LLC	5.900%	1/25/30	295	306
[4]	Foundry JV Holdco LLC	6.150%	1/25/32	325	337
[4]	Foundry JV Holdco LLC	5.900%	1/25/33	480	489
[4]	Foundry JV Holdco LLC	6.250%	1/25/35	3,452	3,571
[4]	Foundry JV Holdco LLC	6.200%	1/25/37	707	727
[4]	Foundry JV Holdco LLC	6.400%	1/25/38	750	784
	Intel Corp.	2.000%	8/12/31	105	88
	Intel Corp.	4.000%	12/15/32	250	229
	Intel Corp.	5.625%	2/10/43	1,906	1,801
	Intel Corp.	4.100%	5/19/46	1,172	873
	Intel Corp.	4.900%	8/5/52	154	126
	Intel Corp.	5.700%	2/10/53	335	308
	Intel Corp.	5.600%	2/21/54	587	532
	Intel Corp.	3.200%	8/12/61	425	240
	International Business Machines Corp.	3.300%	5/15/26	1,380	1,365
	International Business Machines Corp.	3.500%	5/15/29	2,839	2,725
	International Business Machines Corp.	1.950%	5/15/30	255	224
	International Business Machines Corp.	4.150%	5/15/39	439	385
	International Business Machines Corp.	4.250%	5/15/49	1,160	944
	International Business Machines Corp.	5.700%	2/10/55	1,739	1,723
	Intuit Inc.	5.500%	9/15/53	1,826	1,813
	KLA Corp.	4.950%	7/15/52	1,934	1,769
	Micron Technology Inc.	4.663%	2/15/30	307	303
	Microsoft Corp.	3.450%	8/8/36	822	733
	Microsoft Corp.	2.525%	6/1/50	3,336	2,093
	Microsoft Corp.	2.500%	9/15/50	492	306
	Microsoft Corp.	2.921%	3/17/52	3,151	2,114
	Oracle Corp.	1.650%	3/25/26	895	870
	Oracle Corp.	3.250%	11/15/27	1,360	1,318
	Oracle Corp.	5.250%	2/3/32	455	461
	Oracle Corp.	4.300%	7/8/34	313	291
	Oracle Corp.	4.700%	9/27/34	1,743	1,664
	Oracle Corp.	3.850%	7/15/36	1,584	1,373
	Oracle Corp.	3.800%	11/15/37	755	636
	Oracle Corp.	3.600%	4/1/40	340	267
	Oracle Corp.	4.500%	7/8/44	1,123	944
	Oracle Corp.	4.125%	5/15/45	757	596
	Oracle Corp.	4.000%	7/15/46	95	73
	Oracle Corp.	3.950%	3/25/51	299	219
	Oracle Corp.	5.550%	2/6/53	373	348
	Oracle Corp.	5.375%	9/27/54	698	635
	QUALCOMM Inc.	2.150%	5/20/30	1,075	963
	QUALCOMM Inc.	4.300%	5/20/47	245	206
	QUALCOMM Inc.	4.500%	5/20/52	463	394
	Synopsys Inc.	4.850%	4/1/30	1,225	1,233
	Synopsys Inc.	5.000%	4/1/32	1,335	1,339
					51,217

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (3.1%)
	AEP Texas Inc.	4.150%	5/1/49	145	110
	AEP Texas Inc.	3.450%	1/15/50	380	261
	AEP Transmission Co. LLC	4.500%	6/15/52	265	221
	Alabama Power Co.	5.100%	4/2/35	125	125
	Alabama Power Co.	6.000%	3/1/39	654	695
	Alabama Power Co.	5.200%	6/1/41	120	115
	Alabama Power Co.	4.100%	1/15/42	215	178
	Alabama Power Co.	3.750%	3/1/45	630	489
	Alabama Power Co.	4.300%	7/15/48	775	640
	Ameren Illinois Co.	3.800%	5/15/28	590	581
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,043
	Ameren Illinois Co.	3.700%	12/1/47	140	106
[2]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/41	475	470
	American Water Capital Corp.	2.950%	9/1/27	540	522
	American Water Capital Corp.	3.750%	9/1/47	45	34
	American Water Capital Corp.	4.200%	9/1/48	590	477
	American Water Capital Corp.	4.150%	6/1/49	25	20
	American Water Capital Corp.	3.450%	5/1/50	95	67
	Arizona Public Service Co.	6.350%	12/15/32	180	191
	Arizona Public Service Co.	5.550%	8/1/33	247	250
	Atmos Energy Corp.	5.000%	12/15/54	665	601
	Baltimore Gas & Electric Co.	2.900%	6/15/50	238	149
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,208
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	26
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,417
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	91
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	463	387
[4]	Boston Gas Co.	3.150%	8/1/27	140	135
[4]	Boston Gas Co.	3.757%	3/16/32	120	109
[4]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	94
[4]	Brooklyn Union Gas Co.	4.273%	3/15/48	708	555
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	465	465
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	158
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,109	1,131
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,346
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	868	883
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	145	146
	Cleco Corporate Holdings LLC	3.743%	5/1/26	39	38
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	375
	Cleco Securitization I LLC	4.646%	9/1/44	765	709
	Commonwealth Edison Co.	2.950%	8/15/27	645	625
	Commonwealth Edison Co.	4.350%	11/15/45	375	315
	Commonwealth Edison Co.	3.650%	6/15/46	115	86
	Commonwealth Edison Co.	4.000%	3/1/48	368	289
	Commonwealth Edison Co.	3.850%	3/15/52	115	86
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	185	159
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	838
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	59
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	39
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	570	375
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	156	164
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,490	2,109
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	500	369
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	715	580
	Consumers Energy Co.	4.200%	9/1/52	172	140
	Dominion Energy Inc.	3.375%	4/1/30	298	278
	Dominion Energy Inc.	5.375%	11/15/32	1,470	1,485
	Dominion Energy Inc.	4.900%	8/1/41	225	203
	Dominion Energy Inc.	4.600%	3/15/49	760	628
	Dominion Energy Inc.	4.850%	8/15/52	2,607	2,228
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	151
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	45
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	94
	DTE Energy Co.	4.950%	7/1/27	640	645
	DTE Energy Co.	5.200%	4/1/30	965	977
	Duke Energy Carolinas LLC	4.950%	1/15/33	148	148
	Duke Energy Carolinas LLC	6.100%	6/1/37	493	522
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	352
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,075	1,027

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	2.650%	9/1/26	315	307
	Duke Energy Corp.	3.400%	6/15/29	350	332
	Duke Energy Corp.	4.500%	8/15/32	425	410
	Duke Energy Corp.	3.300%	6/15/41	1,120	828
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,035
	Duke Energy Corp.	3.750%	9/1/46	390	287
	Duke Energy Corp.	4.200%	6/15/49	525	405
	Duke Energy Corp.	3.500%	6/15/51	990	674
	Duke Energy Corp.	5.000%	8/15/52	1,098	958
	Duke Energy Corp.	5.800%	6/15/54	1,625	1,588
	Duke Energy Florida LLC	6.350%	9/15/37	200	218
	Duke Energy Florida LLC	5.950%	11/15/52	155	158
	Duke Energy Progress LLC	5.050%	3/15/35	870	865
	Duke Energy Progress LLC	6.300%	4/1/38	365	394
	Duke Energy Progress LLC	4.100%	3/15/43	118	97
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	1,684
	Duke Energy Progress LLC	2.500%	8/15/50	70	41
	Duke Energy Progress LLC	2.900%	8/15/51	70	44
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	1,010	838
[4]	East Ohio Gas Co.	2.000%	6/15/30	325	283
[4]	East Ohio Gas Co.	3.000%	6/15/50	475	301
	Emera US Finance LP	3.550%	6/15/26	716	705
	Emera US Finance LP	4.750%	6/15/46	2,468	2,034
	Entergy Louisiana LLC	3.120%	9/1/27	410	398
	Evergy Kansas Central Inc.	3.250%	9/1/49	510	344
	Evergy Metro Inc.	2.250%	6/1/30	205	182
	Evergy Metro Inc.	4.200%	3/15/48	137	110
	Eversource Energy	3.300%	1/15/28	275	266
	Eversource Energy	5.450%	3/1/28	765	782
	Eversource Energy	3.375%	3/1/32	70	63
	Eversource Energy	5.125%	5/15/33	285	281
	Eversource Energy	5.950%	7/15/34	300	311
	Exelon Corp.	3.350%	3/15/32	540	487
[4]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	30	30
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	60	61
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	249	245
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,039
	Florida Power & Light Co.	4.950%	6/1/35	1,000	991
	Florida Power & Light Co.	5.690%	3/1/40	615	639
	Florida Power & Light Co.	3.700%	12/1/47	368	280
	Florida Power & Light Co.	5.300%	4/1/53	535	515
	Fortis Inc.	3.055%	10/4/26	1,195	1,168
	Georgia Power Co.	4.850%	3/15/31	465	468
	Georgia Power Co.	4.700%	5/15/32	655	648
	Georgia Power Co.	4.950%	5/17/33	635	630
	Georgia Power Co.	5.250%	3/15/34	455	460
	Georgia Power Co.	5.200%	3/15/35	955	961
	Georgia Power Co.	5.400%	6/1/40	205	203
	Georgia Power Co.	4.750%	9/1/40	988	913
	Georgia Power Co.	4.300%	3/15/42	2,411	2,066
	Georgia Power Co.	3.700%	1/30/50	170	126
	Georgia Power Co.	5.125%	5/15/52	540	501
	Indiana Michigan Power Co.	4.250%	8/15/48	415	331
[4]	Jersey Central Power & Light Co.	5.100%	1/15/35	795	786
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	655	640
[4]	KeySpan Gas East Corp.	2.742%	8/15/26	670	654
[4]	Massachusetts Electric Co.	5.900%	11/15/39	585	600
	MidAmerican Energy Co.	4.400%	10/15/44	15	13
	MidAmerican Energy Co.	4.250%	5/1/46	45	37
	MidAmerican Energy Co.	4.250%	7/15/49	165	135
	MidAmerican Energy Co.	3.150%	4/15/50	1,166	785
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	217
	Mississippi Power Co.	4.250%	3/15/42	211	179
[4]	Monongahela Power Co.	5.400%	12/15/43	135	131
	Nevada Power Co.	3.125%	8/1/50	305	198
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	984
[4]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	340
	NiSource Inc.	5.250%	2/15/43	390	364
	NiSource Inc.	4.800%	2/15/44	255	226
	NiSource Inc.	5.000%	6/15/52	2,036	1,809

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	2.250%	4/1/31	145	127
	Northern States Power Co.	6.250%	6/1/36	1,745	1,923
[2,4]	Oglethorpe Power Corp.	6.191%	1/1/31	799	828
	Oglethorpe Power Corp.	5.950%	11/1/39	170	176
	Oglethorpe Power Corp.	4.550%	6/1/44	50	42
	Oglethorpe Power Corp.	4.250%	4/1/46	537	426
	Oglethorpe Power Corp.	4.500%	4/1/47	115	94
	Oglethorpe Power Corp.	5.050%	10/1/48	65	57
[4]	Oglethorpe Power Corp.	5.800%	6/1/54	575	564
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	150	143
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	414	403
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	2,025	2,103
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	66
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	355	210
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	670	564
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	294	262
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,329	1,977
	PECO Energy Co.	4.600%	5/15/52	280	240
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	109	87
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	494	351
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	365	318
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	720	690
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	685	640
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	260	232
	Potomac Electric Power Co.	6.500%	11/15/37	750	837
	Public Service Electric & Gas Co.	5.050%	3/1/35	803	807
	Public Service Electric & Gas Co.	5.500%	3/1/55	543	535
	Public Service Enterprise Group Inc.	5.200%	4/1/29	530	540
	Public Service Enterprise Group Inc.	5.450%	4/1/34	340	343
	San Diego Gas & Electric Co.	1.700%	10/1/30	145	123
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	119
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	428
	San Diego Gas & Electric Co.	2.950%	8/15/51	21	13
	San Diego Gas & Electric Co.	3.700%	3/15/52	790	571
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,220	1,143
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	208	184
	SCE Recovery Funding LLC	1.942%	5/15/40	110	83
	SCE Recovery Funding LLC	2.510%	11/15/43	100	67
	Sempra	3.250%	6/15/27	4,095	3,968
	Sempra	6.000%	10/15/39	600	608
	Southern California Edison Co.	3.700%	8/1/25	90	90
	Southern California Edison Co.	5.150%	6/1/29	1,000	1,006
	Southern California Edison Co.	5.450%	6/1/31	905	917
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,190
	Southern California Edison Co.	6.050%	3/15/39	55	55
	Southern California Edison Co.	4.000%	4/1/47	195	145
	Southern California Edison Co.	4.875%	3/1/49	87	72
	Southern California Edison Co.	3.650%	2/1/50	155	108
	Southern California Edison Co.	5.700%	3/1/53	210	196
	Southern California Edison Co.	5.750%	4/15/54	255	239
	Southern California Gas Co.	2.600%	6/15/26	820	802
	Southern California Gas Co.	6.350%	11/15/52	250	267
	Southern Co.	4.400%	7/1/46	1,680	1,392
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	165	170
	Southwest Gas Corp.	2.200%	6/15/30	230	202
	Southwestern Electric Power Co.	6.200%	3/15/40	400	424
	Southwestern Public Service Co.	3.700%	8/15/47	102	75
	Tampa Electric Co.	4.900%	3/1/29	245	247
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	1,120	1,107
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	535	510
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	500	476
	Tucson Electric Power Co.	5.500%	4/15/53	210	201
	Tucson Electric Power Co.	5.900%	4/15/55	215	217
	Union Electric Co.	4.000%	4/1/48	423	332
	Union Electric Co.	5.450%	3/15/53	250	241
	Virginia Electric & Power Co.	5.150%	3/15/35	615	610
	Virginia Electric & Power Co.	5.650%	3/15/55	465	456

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	724
					106,080
Total Corporate Bonds (Cost $794,731)					747,591
Sovereign Bonds (0.4%)
[4]	Emirate of Abu Dhabi	4.951%	7/7/52	390	362
[4]	Government of Bermuda	2.375%	8/20/30	400	348
[4]	Government of Bermuda	3.375%	8/20/50	200	136
[4]	Kingdom of Saudi Arabia	5.375%	1/13/31	810	830
[4]	Kingdom of Saudi Arabia	5.000%	1/16/34	1,047	1,039
[4]	Kingdom of Saudi Arabia	5.625%	1/13/35	1,215	1,252
[4]	Kingdom of Saudi Arabia	5.000%	1/18/53	1,230	1,057
[4]	Kingdom of Saudi Arabia	5.750%	1/16/54	763	730
[4]	OMERS Finance Trust	4.000%	4/20/28	560	557
	Republic of Chile	2.550%	7/27/33	1,085	900
	Republic of Chile	3.500%	1/31/34	545	481
	Republic of Chile	3.500%	4/15/53	575	397
	State of Israel	5.375%	3/12/29	1,110	1,118
	State of Israel	5.500%	3/12/34	580	575
	State of Israel	5.750%	3/12/54	1,875	1,725
[4]	State of Qatar	4.400%	4/16/50	430	370
	United Mexican States	6.338%	5/4/53	364	332
	United Mexican States	6.400%	5/7/54	533	488
Total Sovereign Bonds (Cost $13,498)					12,697
Taxable Municipal Bonds (1.4%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	50	40
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	285	323
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	64
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	956
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	245
	California GO	7.500%	4/1/34	155	179
	California GO	7.550%	4/1/39	375	454
	California GO	7.300%	10/1/39	1,400	1,626
	California GO	5.875%	10/1/41	885	912
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	120	111
	California State University College & University Revenue	2.719%	11/1/52	350	231
	California State University College & University Revenue	2.939%	11/1/52	445	296
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,624	1,797
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	751	831
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	572
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	188	187
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	176
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	515	371
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	75	62
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	205	178
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	345	270
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,953	2,138
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	61
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	100
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	235	209
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	139
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	930	641
	Houston TX GO	6.290%	3/1/32	260	276
	Illinois GO	5.100%	6/1/33	5,774	5,763
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	794
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/33	315	313
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	130
[8]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	266
[7]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,063
	Louisiana Local Government Environmental Facilities & Community Development Authority	5.198%	12/1/39	670	675
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	385	376
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	797
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,033
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	475	401
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	500
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	285	337
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	25	25
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	500	549

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	70	63
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	261
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/43	275	222
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	493
	New York NY GO	4.610%	9/1/37	920	888
	New York NY GO	5.094%	10/1/49	595	578
	New York NY GO	5.114%	10/1/54	280	272
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	524
[7]	Oregon School Boards Association GO	5.528%	6/30/28	1,399	1,421
[8]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	716
[9]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,077
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	1,035	986
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	321
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	998
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	581
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	223
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	266
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	1,000	808
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	871
	Texas Natural Gas Securitization Finance Corp.	5.102%	4/1/35	389	395
	Texas Natural Gas Securitization Finance Corp.	5.169%	4/1/41	330	334
	University of California College & University Revenue	1.316%	5/15/27	215	203
	University of California College & University Revenue	1.614%	5/15/30	645	564
	University of California College & University Revenue	3.931%	5/15/45	570	514
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	465	450
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	80	87
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	754
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	295
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	1,350	1,162
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	499
	University of Michigan College & University Revenue	2.562%	4/1/50	997	622
	University of Michigan College & University Revenue	3.504%	4/1/52	210	156
	University of Minnesota College & University Revenue	4.048%	4/1/52	775	647
Total Taxable Municipal Bonds (Cost $51,410)					46,718
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund	4.342%		116	11

Balanced Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.0%)
NatWest Markets plc (Dated 3/31/25, Repurchase Value $33,704, collateralized by U.S. Treasury Obligations 4.250%, 2/15/28, with a value of $34,374)	4.360%	4/1/25	33,700	33,700
Total Temporary Cash Investments (Cost $33,712)				33,711
Total Investments (99.7%) (Cost $3,042,766)				3,393,678
Other Assets and Liabilities—Net (0.3%)				11,505
Net Assets (100%)				3,405,183
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $79 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $227,477, representing 6.7% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2025.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	35	3,893	53
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Balanced Portfolio
C.	Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The portfolio had no open futures contracts at March 31, 2025.
F.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,131,994	85,531	—	2,217,525
U.S. Government and Agency Obligations	—	297,134	—	297,134
Asset-Backed/Commercial Mortgage-Backed Securities	—	38,302	—	38,302
Corporate Bonds	—	747,591	—	747,591
Sovereign Bonds	—	12,697	—	12,697
Taxable Municipal Bonds	—	46,718	—	46,718
Temporary Cash Investments	11	33,700	—	33,711
Total	2,132,005	1,261,673	—	3,393,678
Derivative Financial Instruments
Assets
Futures Contracts[1]	53	—	—	53
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.